SHORT-TERM AND LONG-TERM DEBT (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended		6 Months Ended
	May 31, 2023	Apr. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Feb. 28, 2023	Sep. 30, 2022	Jun. 30, 2020
Minimum
Debt Instrument [Line Items]
Term of lease or charter (in years)			6 years
Maximum
Debt Instrument [Line Items]
Term of lease or charter (in years)			11 years
Common stock - Frontline Ltd
Debt Instrument [Line Items]
Principal debt amount						$ 15.6	$ 36.8
Fixed Rate, Lease Debt Financing and NOK Bonds
Debt Instrument [Line Items]
Loss on repurchase of debt			$ 0.5	$ 0.0
8.875% senior unsecured sustainability-linked bonds due 2027
Debt Instrument [Line Items]
Senior unsecured convertible notes interest rate (in percentage)			8.875%
Principal debt amount					$ 150.0
Bond issue price, percentage					99.58%
Unamortized discount value					$ 0.6
Long-term debt			$ 150.0
U.S. dollar denominated fixed rate debt due 2026
Debt Instrument [Line Items]
Principal debt amount		$ 150.0
Long term debt, term		3 years
Long-term debt			149.6
Lease debt financing | 4,900 CEU Car Carrier
Debt Instrument [Line Items]
Long-term debt			44.1
Sales price for the vessel		$ 45.0
Term of lease or charter (in years)		5 years
Lease debt financing | 2,500 TEU Containership
Debt Instrument [Line Items]
Long-term debt			$ 38.5
Sales price for the vessel	$ 38.5
Term of lease or charter (in years)	9 years
Lease debt financing | 2,500 TEU Containership | Minimum
Debt Instrument [Line Items]
Term of lease or charter, purchase obligation period	6 years
Lease debt financing | 2,500 TEU Containership | Maximum
Debt Instrument [Line Items]
Term of lease or charter, purchase obligation period	7 years